Intellectual Property (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	$ 4,894	$ 15,368	$ 38,447	$ 45,379